Summary of Variable Annuity Contracts with Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value in the event of death	$ 926.1		$ 1,032.7
Net amount at risk in the event of death	101.6	[1]	149.5	[1]
Average attained age of contractholders	59 years		58 years
Guaranteed income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value at annuitization	168.1		184.9
Net amount at risk at annuitization	29.6	[2]	45.1	[2]
Weighted average waiting period until annuitization or guarantee date	1 year		2 years
Guaranteed Lifetime, cumulative periodic withdrawals
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	24.8		27.5
Net amount at risk	0.2	[3]	0.4	[3]
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	172.0		198.1
Net amount at risk	$ 13.7	[4]	$ 21.5	[4]
Weighted average waiting period until annuitization or guarantee date	7 years		8 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.